Investments - Summary of goodwill of the main investments in joint ventures and associates (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Goodwill	€ 13,438	€ 14,017	€ 13,741	€ 12,713
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Goodwill	526	526	526
Pluxee Beneficios Brasil, S.A.
Disclosure of associates [line items]
Goodwill	€ 122	0	0
Percentage of voting equity interests acquired	20.00%
Caceis (Notes 3 and 12)
Disclosure of associates [line items]
Goodwill	€ 0	337	337
Associates and joint ventures
Disclosure of associates [line items]
Goodwill	€ 1,238	€ 1,460	€ 1,508